                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/28

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 28, 2010


EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH
LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME
TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL
INCOME TAX.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance........................    2

  RiverSource California Tax-Exempt Fund.....    2

  RiverSource Minnesota Tax-Exempt Fund......    7

  RiverSource New York Tax-Exempt Fund.......   12

Fund Expenses Examples.......................   17

Portfolios of Investments....................   21

Statements of Assets and Liabilities.........   49

Statements of Operations.....................   51

Statements of Changes in Net Assets..........   52

Financial Highlights.........................   55

Notes to Financial Statements................   67

Proxy Voting.................................   84



 RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund are, singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds."



--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource California Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource California Tax-Exempt Fund's Class A shares, excluding sales charge, rose 4.51% for the six months ended Feb. 28, 2010.

> The Fund outperformed the Barclays Capital Municipal Bond California 2 Plus
  Year Index which advanced 3.83% for the same period.

> The Fund underperformed the Lipper California Municipal Debt Funds Index, which gained 5.38% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 4.13% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2010)
--------------------------------------------------------------------------------


                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
RiverSource California Tax-
  Exempt Fund Class A
  (excluding sales charge)      +4.51%   +11.51%   +2.88%   +3.46%   +4.87%
----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond California 2 Plus
  Year Index(1) (unmanaged)     +3.83%    +9.89%   +3.60%   +4.13%   +5.75%
----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index(2) (unmanaged)     +4.13%    +9.98%   +4.56%   +4.50%   +5.83%
----------------------------------------------------------------------------
Lipper California Municipal
  Debt Funds Index(3)           +5.38%   +12.64%   +2.15%   +3.15%   +4.92%
----------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The

--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund


performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital Municipal Bond California 2 Plus Year Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                 +4.51%   +11.51%   +2.88%   +3.46%   +4.87%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +3.92%   +10.46%   +2.04%   +2.65%   +4.07%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +4.13%   +10.45%   +2.04%   +2.65%     N/A       +3.84%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                 -0.46%    +6.21%   +1.22%   +2.46%   +4.36%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -1.08%    +5.46%   +1.12%   +2.30%   +4.07%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +3.13%    +9.45%   +2.04%   +2.65%     N/A       +3.84%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For class with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    19.5 years
--------------------------------------
Effective duration(2)        8.0 years
--------------------------------------
Weighted average bond
  rating(3)                         A+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource California Tax-Exempt Fund

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Feb. 28, 2010)
---------------------------------------------------------------------

AAA rating                                  7.4%
------------------------------------------------
AA rating                                  32.4%
------------------------------------------------
A rating                                   43.0%
------------------------------------------------
BBB rating                                 13.3%
------------------------------------------------
Non-investment grade                        2.6%
------------------------------------------------
Non-rated                                   1.3%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 4.6% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Minnesota Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Minnesota Tax-Exempt Fund's Class A shares, excluding sales charge, gained 4.80% for the six months ended Feb. 28, 2010.

> The Fund outperformed the Barclays Capital Municipal Bond Minnesota 3 Plus
  Year Enhanced Index which rose 3.98%.

> The Fund also outperformed the Lipper Minnesota Municipal Debt Funds Index, which was up 4.62%, for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 4.13% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2010)
--------------------------------------------------------------------------------



                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
RiverSource Minnesota Tax-
  Exempt Fund Class A
  (excluding sales charge)       +4.80%   +11.37%   +4.19%   +3.96%   +5.03%
-----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Minnesota 3 Plus Year
  Enhanced Index(1)
  (unmanaged)                    +3.98%    +8.81%   +5.40%   +4.95%   +6.10%
-----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index(2) (unmanaged)      +4.13%    +9.98%   +4.56%   +4.50%   +5.83%
-----------------------------------------------------------------------------
Lipper Minnesota Municipal
  Debt Funds Index(3)            +4.62%   +10.99%   +3.80%   +3.89%   +5.14%
-----------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund


in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                 +4.80%   +11.37%   +4.19%   +3.96%   +5.03%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +4.41%   +10.54%   +3.41%   +3.18%   +4.25%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +4.41%   +10.55%   +3.41%   +3.18%     N/A       +4.12%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                 -0.17%    +6.09%   +2.52%   +2.95%   +4.52%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -0.59%    +5.54%   +2.47%   +2.82%   +4.25%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +3.41%    +9.55%   +3.41%   +3.18%     N/A       +4.12%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        QUALITY
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    16.3 years
--------------------------------------
Effective duration(2)        6.8 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Feb. 28, 2010)
---------------------------------------------------------------------

AAA rating                                 22.6%
------------------------------------------------
AA rating                                  18.8%
------------------------------------------------
A rating                                   41.3%
------------------------------------------------
BBB rating                                 10.7%
------------------------------------------------
Non-investment grade                        4.9%
------------------------------------------------
Non-rated                                   1.7%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 7.3% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource New York Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource New York Tax-Exempt Fund's Class A shares, excluding sales charge, advanced 4.55% for the six months ended Feb. 28, 2010.

> The Fund slightly underperformed the Barclays Capital Municipal Bond New York
  4 Plus Year Index which rose 4.58% for the same period.

> The Fund also underperformed the Lipper New York Municipal Debt Funds Index, which gained 4.99% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 4.13% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
RiverSource New York Tax-
  Exempt Fund Class A
  (excluding sales charge)       +4.55%   +11.87%   +3.55%   +3.63%   +4.92%
-----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond New York 4 Plus Year
  Index(1) (unmanaged)           +4.58%   +11.09%   +4.83%   +4.75%   +6.23%
-----------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index(2) (unmanaged)      +4.13%    +9.98%   +4.56%   +4.50%   +5.83%
-----------------------------------------------------------------------------
Lipper New York Municipal
  Debt Funds Index(3)            +4.99%   +12.91%   +3.23%   +3.65%   +5.15%
-----------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund


in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital Municipal Bond New York 4 Plus Year Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                 +4.55%   +11.87%   +3.55%   +3.63%   +4.92%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +4.16%   +11.03%   +2.78%   +2.86%   +4.13%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +3.96%   +10.81%   +2.71%   +2.82%     N/A       +3.96%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                 -0.41%    +6.56%   +1.89%   +2.63%   +4.41%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -0.84%    +6.03%   +1.84%   +2.51%   +4.13%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +2.96%    +9.81%   +2.71%   +2.82%     N/A       +3.96%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        QUALITY
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    18.3 years
--------------------------------------
Effective duration(2)        6.3 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource New York Tax-Exempt Fund

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Feb. 28, 2010)
---------------------------------------------------------------------

AAA rating                                 20.4%
------------------------------------------------
AA rating                                  44.2%
------------------------------------------------
A rating                                   17.1%
------------------------------------------------
BBB rating                                  8.3%
------------------------------------------------
Non-investment grade                       10.0%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.5% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
16  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2010

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource California Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2009  FEB. 28, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,045.10        $3.96           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.65        $3.91           .79%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,039.20        $7.70          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,041.30        $7.71          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 28, 2010: +4.51% for Class A, +3.92% for Class B and +4.13% for Class C.


--------------------------------------------------------------------------------
18  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2009  FEB. 28, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,048.00        $3.97           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.65        $3.91           .79%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,044.10        $7.77          1.55%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.92        $7.67          1.55%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,044.10        $7.72          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 28, 2010: +4.80% for Class A, +4.41% for Class B and +4.41% for Class C.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource New York Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2009  FEB. 28, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,045.50        $3.96           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.65        $3.91           .79%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,041.60        $7.71          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,039.60        $7.70          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 28, 2010: +4.55% for Class A, +4.16% for Class B and +3.96% for Class C.


--------------------------------------------------------------------------------
20  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource California Tax-Exempt Fund
FEB. 28, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (94.7%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                            7.60%             $725,000              $885,515
-------------------------------------------------------------------------------------

AIRPORT (1.4%)
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75             2,000,000             2,137,780
-------------------------------------------------------------------------------------

CITY (1.0%)
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,560,000             1,606,051
-------------------------------------------------------------------------------------

COLLEGE (12.2%)
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28                            5.80             2,000,000             2,055,760
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                            4.75             2,300,000             2,142,013
California State University
 Revenue Bonds
 Systemwide
 Series 2009A
 11-01-29                            5.25             3,000,000             3,133,051
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-19                            4.75             1,000,000(b)            639,460
Los Angeles Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2008E-1
 08-01-28                            5.00             2,000,000             2,086,560
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (NPFGC)
 08-01-21                            5.00               700,000               787,514
San Bernardino Community College District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2008A
 08-01-33                            6.25             1,000,000             1,118,640
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (AGM)
 08-01-30                            5.00             2,500,000             2,567,000
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (NPFGC/FGIC)
 09-01-18                            5.38             1,000,000             1,096,030
University of California
 Revenue Bonds
 Series 2008D
 05-15-27                            5.00             1,500,000             1,553,175


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
COLLEGE (CONT.)
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00%           $1,750,000            $1,820,420
                                                                      ---------------
Total                                                                      18,999,623
-------------------------------------------------------------------------------------

COUNTY (0.7%)
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25             1,000,000             1,021,990
-------------------------------------------------------------------------------------

ELECTRIC (4.1%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             2,000,000             2,193,820
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13             1,500,000             1,582,320
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             2,500,000             2,511,125
                                                                      ---------------
Total                                                                       6,287,265
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (21.5%)
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-34                            5.00             1,525,000             1,434,263
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             3,000,000             3,041,640
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.00             1,500,000             1,403,595
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               567,510
 10-01-38                            6.50             1,500,000             1,693,590
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50             3,200,000             3,350,432
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2008A
 10-01-22                            5.00             3,250,000             3,426,280
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,403,925
California Municipal Finance Authority
 Revenue Bonds
 Community Hospital Center
 Series 2009
 02-01-39                            5.50             3,250,000             2,847,065
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30                            5.50             1,975,000             2,004,625
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             3,015,000             2,744,464


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2006A
 08-15-32                            5.00%           $2,450,000            $2,347,884
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             1,000,000               955,370
City of Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                            5.13             3,930,000             3,314,680
Sierra View Local Health Care District
 Revenue Bonds
 Series 2007
 07-01-37                            5.25             2,000,000             1,797,000
                                                                      ---------------
Total                                                                      33,332,323
-------------------------------------------------------------------------------------

HOUSING -- OTHER (1.0%)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF -- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75             1,500,000             1,497,975
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.4%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             1,255,000             1,346,677
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               720,000               764,626
                                                                      ---------------
Total                                                                       2,111,303
-------------------------------------------------------------------------------------

LEASE (3.2%)
Eastern Municipal Water District
 Certificate of Participation
 Series 2008H
 07-01-33                            5.00             1,000,000             1,010,820
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Series 2008B
 09-01-38                            5.00             3,000,000             2,881,140
San Mateo County Board of Education
 Refunding Certificate of Participation
 Series 2009
 06-01-35                            5.25             1,000,000             1,007,210
                                                                      ---------------
Total                                                                       4,899,170
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.9%)
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Walt Disney Family Museum
 Series 2008
 02-01-33                            5.25             2,600,000             2,630,160
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             6,000,000             4,014,179
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-40                            6.63               750,000               880,358
Oakley Redevelopment Agency
 Subordinated Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38                            5.00             1,750,000             1,505,998
                                                                      ---------------
Total                                                                       9,030,695
-------------------------------------------------------------------------------------

PORT DISTRICT (0.7%)
Port of Oakland
 Refunding Revenue Bonds
 Series 2000K (NPFGC/FGIC) A.M.T.
 11-01-18                            5.63             1,000,000             1,001,570
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)

SCHOOL (11.2%)
Alhambra Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (AGM)
 09-01-22                            5.95%           $1,055,000(b)           $534,189
California Statewide Communities Development Authority
 Revenue Bonds
 Polytechnic School
 Series 2009
 12-01-34                            5.00               500,000               490,215
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (NPFGC)
 08-01-31                            5.25             2,000,000             2,005,040
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (NPFGC)
 08-01-15                            5.85             2,500,000(b)          2,083,524
Lakeside Union Elementary School District
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             1,750,000             1,765,663
Lammersville School District #2002 Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13             1,000,000               762,040
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22                            5.00             1,395,000             1,495,831
Menifee Union School District
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008A
 08-01-33                            5.50             3,125,000             3,281,718
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (AGM)
 08-01-21                            5.68               820,000(b)            444,875
 08-01-24                            5.70             1,810,000(b)            803,676
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 Unified School District
 Series 2007 (AGM)
 08-01-23                            5.00             1,500,000             1,651,890
Twin Rivers Unified School District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2008 (AGM)
 08-01-25                            5.00             1,000,000             1,057,000
Western Placer Unified School District
 Certificate of Participation
 Series 2008 (Assured Guaranty)
 08-01-32                            4.75             1,000,000               943,310
                                                                      ---------------
Total                                                                      17,318,971
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (1.9%)
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00             2,780,000             2,905,100
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (4.2%)
Anaheim Community Facilities District #06-2
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                            5.00             1,000,000               767,220
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                            7.38             1,955,000             2,064,519


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- SPECIAL TAX (CONT.)
Orange Unified School District #2005-2 Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007
 09-01-37                            5.00%           $1,000,000              $752,430
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                            6.05             2,100,000(b)            857,262
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (NPFGC)
 09-01-34                            5.00             2,200,000             1,963,346
                                                                      ---------------
Total                                                                       6,404,777
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (3.6%)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Old Town Kern Pioneer
 Series 2009A
 08-01-29                            7.50             1,650,000             1,625,036
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Southeast Bakersfield
 Series 2009B
 08-01-29                            7.25               740,000               744,958
Folsom Redevelopment Agency
 Tax Allocation Bonds
 Central Folsom Redevelopment Project
 Series 2009
 08-01-29                            5.13               800,000               775,568
 08-01-36                            5.50               800,000               780,384
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                            5.25             1,100,000             1,087,361
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-29                            6.38               500,000               522,110
                                                                      ---------------
Total                                                                       5,535,417
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (1.7%)
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay North Redevelopment
 Series 2009C
 08-01-29                            6.00               500,000               513,370
 08-01-39                            6.50             1,625,000             1,707,858
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Redevelopment Projects
 Series 2009B
 08-01-28                            6.13               310,000               327,128
                                                                      ---------------
Total                                                                       2,548,356
-------------------------------------------------------------------------------------

STATE (9.9%)
State of California
 Refunding Unlimited General Obligation Bonds
 Series 2007
 08-01-30                            4.50             3,340,000             2,863,349
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                            6.00             1,000,000             1,149,420
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             3,000,000             3,077,099
State of California
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            5.00             1,000,000             1,020,900


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-24                            5.13%           $2,000,000            $2,024,240
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ-RMKT A.M.T.
 12-01-12                            4.95             1,000,000             1,022,900
 12-01-13                            5.05             1,435,000             1,464,389
 12-01-14                            5.15             2,535,000             2,585,751
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 1,986
                                                                      ---------------
Total                                                                      15,210,034
-------------------------------------------------------------------------------------

WATER & SEWER (8.5%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (NPFGC)
 02-01-33                            4.75             3,500,000             3,461,324
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                            5.00               200,000               165,072
 09-01-36                            5.00               500,000               378,730
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2009A
 07-01-34                            5.38             2,495,000             2,694,326
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.25             2,235,000             2,411,342
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             2,000,000             2,033,740
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             2,000,000             1,959,560
                                                                      ---------------
Total                                                                      13,104,094
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $143,999,561)                                                     $145,838,009
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE DESCRIPTION (c,d,e)            YIELD            MATURITY               VALUE(a)
City of Irvine
 Limited Obligation Special Assessment Bonds
 District #93-14
 V.R.D.N. Series 2000 (Bank of America)
 09-02-25                            0.12%           $1,900,000            $1,900,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,900,000)                                                         $1,900,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                  1,710,850             $1,710,850
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,710,850)                                                         $1,710,850
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $147,610,411)(f)                                                  $149,448,859
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 5.32% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note




--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $147,610,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $5,550,000
     Unrealized depreciation                         (3,711,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $1,839,000
     ----------------------------------------------------------




--------------------------------------------------------------------------------
28  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2010:

                                                FAIR VALUE AT FEB. 28, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                      $--       $145,838,009         $--        $145,838,009
---------------------------------------------------------------------------------------------
Total Bonds                             --        145,838,009          --         145,838,009
---------------------------------------------------------------------------------------------
Other
  Municipal Notes                       --          1,900,000          --           1,900,000
  Unaffiliated Money
    Market Fund(a)               1,710,850                 --          --           1,710,850
---------------------------------------------------------------------------------------------
Total Other                      1,710,850          1,900,000          --           3,610,850
---------------------------------------------------------------------------------------------
Investments in Securities       $1,710,850       $147,738,009         $--        $149,448,859
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
30  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
FEB. 28, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (96.3%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
AIRPORT (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Refunding Revenue Bonds
 Series 2009B A.M.T.
 01-01-22                            5.00%           $2,200,000            $2,244,000
-------------------------------------------------------------------------------------

COLLEGE (12.1%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50             6,000,000             5,630,220
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Carleton College
 6th Series 2008T
 01-01-28                            5.00             3,000,000             3,177,390
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,613,113
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18                            5.00               500,000               537,895
 03-01-23                            4.75               800,000               810,104
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             3,155,910
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28                            4.75             1,000,000             1,013,350
 10-01-33                            4.75               825,000               802,139
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2008W
 10-01-30                            6.00             3,625,000             3,874,654
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2009X
 04-01-39                            5.25             4,900,000             4,986,828
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 Series 2009-7A
 10-01-39                            5.00             3,000,000             3,015,750
University of Minnesota
 Revenue Bonds
 Series 1996A Escrowed to Maturity
 07-01-21                            5.50             8,500,000            10,036,630
University of Minnesota
 Revenue Bonds
 Series 2009A
 04-01-34                            5.13             1,000,000             1,066,340
                                                                      ---------------
Total                                                                      40,720,323
-------------------------------------------------------------------------------------

COUNTY (5.1%)
County of Hennepin
 Prerefunded Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             2,146,860


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
COUNTY (CONT.)
County of Hennepin
 Unlimited General Obligation Bonds
 Series 2008D
 12-01-28                            5.00%           $9,355,000           $10,117,057
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-21                            5.00             1,035,000             1,173,266
 02-01-22                            5.00             1,080,000             1,216,609
 02-01-23                            5.00             1,125,000             1,260,158
 02-01-24                            5.00             1,170,000             1,302,374
                                                                      ---------------
Total                                                                      17,216,324
-------------------------------------------------------------------------------------

ELECTRIC (18.6%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,245,164
 10-01-30                            5.00             3,800,000             3,877,862
Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             5,500,000             5,627,325
Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             3,000,000             3,051,090
Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000             3,015,060
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             5,013,850
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,628,975
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A (Assured Guaranty)
 01-01-21                            5.00             2,500,000             2,715,925
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (NPFGC)
 07-01-32                            5.00             2,820,000(b)          3,190,378
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (NPFGC)
 01-01-19                            6.67            17,000,000(c)         12,216,369
 01-01-26                            5.19            12,500,000(c)          6,042,500
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,825,780
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (NPFGC)
 01-01-26                            5.00             7,250,000             7,401,090
                                                                      ---------------
Total                                                                      62,851,368
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (25.5%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             4,300,000             4,385,742
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00             1,000,000             1,043,420
 05-01-21                            5.00             1,500,000             1,559,490
 05-01-37                            5.25             4,715,000             4,454,213


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (NPFGC)
 05-15-15                            5.50%           $2,160,000            $2,288,412
 05-15-16                            5.50             2,200,000             2,312,200
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75             5,240,000             5,826,356
City of Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             6,300,000             6,075,531
City of St. Cloud
 Revenue Bonds
 Centracare Health System
 Series 2010A
 05-01-30                            5.13             4,000,000             3,967,400
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.75             3,000,000             2,991,300
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,785,680
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38             1,940,000             1,965,414
 03-01-21                            5.38             1,045,000             1,052,576
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000             1,000,520
 11-01-37                            5.75             2,250,000             2,156,738
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38             4,845,000             5,106,678
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (NPFGC)
 02-15-16                            4.75               755,000               762,490
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,385,280
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-26                            5.63             3,000,000             3,093,420
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (NPFGC)
 11-15-22                            5.00             3,000,000             3,053,610
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2009A-1
 11-15-29                            5.25             5,750,000             5,742,525
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Gillette Children's Specialty
 Series 2009
 02-01-27                            5.00             6,145,000             6,000,777
 02-01-29                            5.00             2,475,000             2,398,349


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00%           $2,000,000            $1,942,400
 11-15-35                            6.00             1,500,000             1,365,060
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000             1,000,480
 05-15-26                            5.25             1,000,000               977,820
 05-15-36                            5.25             7,500,000             6,871,575
Staples United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00             3,525,000             3,572,411
                                                                      ---------------
Total                                                                      86,137,867
-------------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,754,848
-------------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (2.1%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             2,980,357
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000             1,235,213
 10-01-33                            6.00             3,000,000             2,958,840
                                                                      ---------------
Total                                                                       7,174,410
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (2.2%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             2,000,960
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             2,050,000             1,730,508
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88             1,500,000             1,388,175
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88             2,205,000             2,238,052
                                                                      ---------------
Total                                                                       7,357,695
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (5.4%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             1,765,886             1,832,689
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                91,737                89,215
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2002B A.M.T.
 07-01-33                            5.65             2,120,000             2,135,116


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75%           $1,890,000            $1,864,523
 07-01-31                            4.85             2,555,000             2,482,029
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05             3,510,000             3,541,590
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             2,540,000             2,742,540
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             3,310,000             3,518,431
                                                                      ---------------
Total                                                                      18,206,133
-------------------------------------------------------------------------------------

LEASE (4.9%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003-12
 12-01-23                            5.00             5,000,000             5,242,650
 12-01-27                            5.13            10,815,000            11,239,381
                                                                      ---------------
Total                                                                      16,482,031
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.8%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000             1,033,520
 06-01-28                            5.00             1,500,000             1,407,540
Minneapolis Community Planning & Economic Development Department
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               450,000               455,121
Minneapolis Community Planning & Economic Development Department
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,065,780
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13             3,000,000             3,138,690
St. Paul Port Authority
 Tax Allocation Bonds
 River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,660,000             2,483,296
                                                                      ---------------
Total                                                                       9,583,947
-------------------------------------------------------------------------------------

SALES OR USE TAX (2.8%)
County of Hennepin
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27                            4.75             4,205,000             4,437,452
 12-15-29                            5.00             1,825,000             1,953,754
County of Hennepin
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             3,072,510
                                                                      ---------------
Total                                                                       9,463,716
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)

SCHOOL (9.1%)
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00%           $2,500,000            $2,269,250
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,000,000             4,211,040
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-24                            4.50             3,400,000             3,494,622
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (AGM)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                73,079
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (AGM)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,946,717
Rocori Area Schools Independent School District #750
 Unlimited General Obligation Bonds
 School Building
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-34                            4.75             9,200,000             9,462,752
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,574,556
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             5,000,000             5,241,100
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (NPFGC/FGIC)
 (School District Credit Enhancement Program)
 02-01-14                            5.00             1,480,000             1,592,643
                                                                      ---------------
Total                                                                      30,865,759
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (1.2%)
City of Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00               175,000               155,300
 02-01-27                            5.00               225,000               204,840
Territory of Guam
 Revenue Bonds
 Section 30
 Series 2009A
 12-01-34                            5.75             3,500,000(b)          3,543,995
                                                                      ---------------
Total                                                                       3,904,135
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (--%)
Minneapolis Community Planning & Economic Development Department
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               135,000               136,158
-------------------------------------------------------------------------------------

STATE (3.3%)
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,937,398


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
36  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (d,e)              RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of Minnesota
 Unlimited General Obligation Refunding Bonds
 Various Purpose
 Series 2009F
 08-01-21                            5.00%           $6,105,000            $7,284,242
                                                                      ---------------
Total                                                                      11,221,640
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $312,681,712)                                                     $325,320,354
-------------------------------------------------------------------------------------


MUNICIPAL NOTES (1.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE DESCRIPTION (d,e,f)            YIELD            MATURITY               VALUE(a)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
 11-15-35                            0.13%           $4,100,000            $4,100,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            0.14             1,700,000             1,700,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32                            0.14               500,000               500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $6,300,000)                                                         $6,300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                  2,333,049             $2,333,049
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,333,049)                                                         $2,333,049
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $321,314,761)(g)                                                  $333,953,403
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities of territories, possessions, or sovereign nations within the territorial boundaries of the United States represented 1.99% of net assets at Feb. 28, 2010.

(c) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 6.55% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(g) At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $321,315,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $14,848,000
     Unrealized depreciation                          (2,210,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $12,638,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
38  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2010:

                                                FAIR VALUE AT FEB. 28, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                      $--       $325,320,354         $--        $325,320,354
---------------------------------------------------------------------------------------------
Total Bonds                             --        325,320,354          --         325,320,354
---------------------------------------------------------------------------------------------
Other
  Municipal Notes                       --          6,300,000          --           6,300,000
  Unaffiliated Money
    Market Fund(a)               2,333,049                 --          --           2,333,049
---------------------------------------------------------------------------------------------
Total Other                      2,333,049          6,300,000          --           8,633,049
---------------------------------------------------------------------------------------------
Total                           $2,333,049       $331,620,354         $--        $333,953,403
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
40  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource New York Tax-Exempt Fund
FEB. 28, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENT IN SECURITIES


MUNICIPAL BONDS (97.7%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (b,c)              RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.6%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,166,530
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               230,000               233,379
                                                                      ---------------
Total                                                                       1,399,909
-------------------------------------------------------------------------------------

CITY (2.0%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,098,830
-------------------------------------------------------------------------------------

COLLEGE (26.2%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               507,105
Nassau County Industrial Development Agency
 Refunding Revenue Bonds
 New York Institute of Technology Project
 Series 2010A
 03-01-26                            4.75               485,000(e)            478,574
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000             1,000,690
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,351,974
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000             1,079,350
 07-01-31                            5.00             1,000,000             1,053,800
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2008B
 03-15-38                            5.25             1,000,000             1,061,350
New York State Dormitory Authority
 Revenue Bonds
 Manhattan Marymount College
 Series 2009
 07-01-29                            5.25               500,000               499,360
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish Health System
 Series 2009A
 05-01-37                            5.50               750,000               758,558
New York State Dormitory Authority
 Revenue Bonds
 Rochester Institute of Technology
 Series 2008A
 07-01-33                            6.00             1,000,000             1,098,250
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00             1,000,000             1,049,430
New York State Dormitory Authority
 Revenue Bonds
 Teacher's College
 Series 2009
 03-01-39                            5.50               500,000               520,535


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (b,c)              RATE              AMOUNT                VALUE(a)
COLLEGE (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 University of Rochester
 Series 2009A
 07-01-39                            5.13%             $900,000              $929,295
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2009
 09-01-38                            5.00             1,500,000             1,530,734
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               667,628
Town of Hempstead Local Development Corporation
 Revenue Bonds
 Molloy College Project
 Series 2009
 07-01-39                            5.75               800,000               802,224
                                                                      ---------------
Total                                                                      14,388,857
-------------------------------------------------------------------------------------

COUNTY (2.7%)
County of Monroe
 Unlimited General Obligation
 Refunding & Public Improvement Bonds
 Series 1996 (NPFGC)
 03-01-15                            6.00             1,250,000             1,457,400
-------------------------------------------------------------------------------------

ELECTRIC (1.5%)
Long Island Power Authority
 Revenue Bonds
 Series 2009A
 04-01-23                            5.00               750,000               803,033
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (8.5%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27                            5.25             1,000,000               972,940
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               690,000               683,783
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             1,250,000             1,178,250
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00             1,000,000             1,017,890
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               796,070
                                                                      ---------------
Total                                                                       4,648,933
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (0.9%)
New York City Housing Development Corporation
 Revenue Bonds
 Series 2009M
 11-01-45                            5.15               500,000               501,775
-------------------------------------------------------------------------------------

HOUSING -- OTHER (1.9%)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 5th General Resolution
 Series 2008B
 07-01-27                            5.00             1,000,000             1,051,470
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (4.3%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002-101 A.M.T.
 04-01-32                            5.40             1,200,000             1,204,848


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
42  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (b,c)              RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60%             $500,000              $501,485
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85               675,000               650,963
                                                                      ---------------
Total                                                                       2,357,296
-------------------------------------------------------------------------------------

LEASE (9.0%)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               508,450
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75             3,000,000             3,234,810
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               504,025
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               645,000               696,361
                                                                      ---------------
Total                                                                       4,943,646
-------------------------------------------------------------------------------------

MISCELLANEOUS (3.2%)
New York City Trust for Cultural Resources
 Revenue Bonds
 Lincoln Center
 Series 2008C
 12-01-18                            5.25               750,000               852,345
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine
 New York University
 Series 2007 (NPFGC)
 07-01-37                            4.50             1,000,000               888,260
                                                                      ---------------
Total                                                                       1,740,605
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (9.4%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               806,160
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009A
 11-15-26                            5.30               700,000               775,082
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-24                            5.00               500,000               496,025
New York City Industrial Development Agency
 Revenue Bonds
 Yankee Stadium Pilot
 Series 2009 (Assured Guaranty)
 03-01-49                            7.00               250,000               287,413
New York City Trust for Cultural Resources
 Revenue Bonds
 Julliard School
 Series 2009A
 01-01-34                            5.00             1,000,000             1,054,770
New York State Thruway Authority
 Revenue Bonds
 Transportation
 Series 2008A
 03-15-28                            5.00             1,000,000             1,074,810


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (b,c)              RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25%             $500,000(d)           $469,925
 12-01-23                            5.00               250,000(d)            206,775
                                                                      ---------------
Total                                                                       5,170,960
-------------------------------------------------------------------------------------

PORT DISTRICT (3.7%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (AGM) A.M.T.
 10-01-21                            5.00             1,000,000             1,024,650
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (AGM) A.M.T.
 12-01-23                            4.50               500,000               494,410
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (NPFGC/FGIC) A.M.T.
 10-15-26                            5.00               500,000               504,750
                                                                      ---------------
Total                                                                       2,023,810
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (5.2%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00             1,500,000             1,560,810
New York City Transitional Finance Authority
 Revenue Bonds
 Series 2009S-5
 01-15-32                            5.00             1,000,000             1,033,280
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               267,415
                                                                      ---------------
Total                                                                       2,861,505
-------------------------------------------------------------------------------------

TOLL ROAD (6.2%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-35                            5.00               500,000               501,935
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (NPFGC/FGIC)
 01-01-23                            5.00               500,000               539,305
New York State Thruway Authority
 Revenue Bonds
 Series 2009A-1
 04-01-29                            5.00             1,000,000             1,058,380
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000             1,038,470
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008C
 11-15-38                            5.00               250,000               259,465
                                                                      ---------------
Total                                                                       3,397,555
-------------------------------------------------------------------------------------

WATER & SEWER (10.4%)
Erie County Water Authority
 Revenue Bonds
 4th Resolution
 Series 2007 (NPFGC)
 12-01-34                            4.75               500,000               504,490
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75             1,000,000             1,118,790
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             1,500,000             1,553,490
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50               500,000               489,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION (b,c)              RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00%           $1,000,000            $1,020,630
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000             1,025,500
                                                                      ---------------
Total                                                                       5,711,900
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $51,453,219)                                                       $53,557,484
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE DESCRIPTION (B,C,F)            YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.14%             $200,000              $200,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $200,000)                                                             $200,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   893,570                $893,570
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $893,570)                                                             $893,570
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $52,546,789)(g)                                                    $54,651,054
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 8.92% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $676,700 or 1.23% of net assets.

(e) At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $474,364. See Note 2 to the financial statements.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(g) At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $52,547,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $2,727,000
     Unrealized depreciation                           (623,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $2,104,000
     ----------------------------------------------------------




--------------------------------------------------------------------------------
46  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2010:

                                                FAIR VALUE AT FEB. 28, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                      $--        $53,557,484         $--        $53,557,484
--------------------------------------------------------------------------------------------
Total Bonds                             --         53,557,484          --         53,557,484
--------------------------------------------------------------------------------------------
Other
  Municipal Notes                       --            200,000          --            200,000
  Unaffiliated Money
    Market Fund(a)                 893,570                 --          --            893,570
--------------------------------------------------------------------------------------------
Total Other                        893,570            200,000          --          1,093,570
--------------------------------------------------------------------------------------------
Total Investment in
  Securities                      $893,570        $53,757,484         $--        $54,651,054
--------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
48  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                    RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                     CALIFORNIA     MINNESOTA     NEW YORK
                                                                     TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
FEB. 28, 2010 (UNAUDITED)                                                  FUND          FUND         FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $145,899,561,
    $318,981,712 and $51,653,219)                                  $147,738,009  $331,620,354  $53,757,484
  Money market fund (identified cost $1,710,850, $2,333,049 and
    $893,570)                                                         1,710,850     2,333,049      893,570
----------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $147,610,411,
  $321,314,761 and $52,546,789)                                     149,448,859   333,953,403   54,651,054
Capital shares receivable                                                 6,135       201,096       12,342
Accrued interest receivable                                           1,756,880     3,936,940      722,085
Receivable for investment securities sold                             5,243,078            --           --
----------------------------------------------------------------------------------------------------------
Total assets                                                        156,454,952   338,091,439   55,385,481
----------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       133,316       264,743       42,919
Capital shares payable                                                2,241,112       141,233        8,943
Payable for investment securities purchased                                  --            --      474,364
Accrued investment management services fees                               1,733         3,730          616
Accrued distribution fees                                                31,264        66,975       10,927
Accrued transfer agency fees                                                157           460           88
Accrued administrative services fees                                        296           647          105
Other accrued expenses                                                   37,033        45,866       32,091
----------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,444,911       523,654      570,053
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $154,010,041  $337,567,785  $54,815,428
----------------------------------------------------------------------------------------------------------
REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    310,764  $    637,419  $   110,171
Additional paid-in capital                                          155,002,095   326,261,570   53,641,468
Undistributed net investment income                                      75,942       130,787       23,416
Accumulated net realized gain (loss)                                 (3,217,208)   (2,100,633)  (1,063,892)
Unrealized appreciation (depreciation) on investments                 1,838,448    12,638,642    2,104,265
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $154,010,041  $337,567,785  $54,815,428
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  49

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------

                                        RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                         CALIFORNIA     MINNESOTA     NEW YORK
                                         TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
FEB. 28, 2010 (UNAUDITED)                      FUND          FUND         FUND
Net assets applicable to
  outstanding shares:      Class A     $148,203,598  $311,630,694  $51,716,756
                           Class B     $  2,608,638  $  9,134,164  $ 2,095,401
                           Class C     $  3,197,805  $ 16,802,927  $ 1,003,271
Outstanding shares of
  beneficial interest:     Class A       29,905,492    58,845,158   10,394,226
                           Class B          526,499     1,724,022      421,161
                           Class C          644,455     3,172,670      201,677
Net asset value per
  share:                   Class A(1)  $       4.96  $       5.30  $      4.98
                           Class B     $       4.95  $       5.30  $      4.98
                           Class C     $       4.96  $       5.30  $      4.97
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $5.21, $5.56 and $5.23, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                   RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                                                    CALIFORNIA    MINNESOTA     NEW YORK
                                                                    TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
SIX MONTHS ENDED FEB. 28, 2010 (UNAUDITED)                                FUND         FUND         FUND
INVESTMENT INCOME
Income:
Interest                                                            $4,170,998  $ 7,983,326   $1,330,910
Income distributions from money market fund                                206          391           79
--------------------------------------------------------------------------------------------------------
Total income                                                         4,171,204    7,983,717    1,330,989
--------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    326,019      655,407      111,286
Distribution fees
  Class A                                                              191,712      376,638       64,040
  Class B                                                               13,321       44,886       10,427
  Class C                                                               15,001       71,304        4,845
Transfer agency fees
  Class A                                                               27,372       75,135       14,928
  Class B                                                                  544        2,483          669
  Class C                                                                  567        3,702          299
Administrative services fees                                            55,662      113,592       19,000
Compensation of board members                                            2,486        5,080          848
Custodian fees                                                           1,472        2,761        1,685
Printing and postage                                                    10,260        6,625        4,920
Registration fees                                                       25,015       27,060       27,810
Professional fees                                                       11,660       13,334       10,943
Other                                                                    6,976       13,048        3,987
--------------------------------------------------------------------------------------------------------
Total expenses                                                         688,067    1,411,055      275,687
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (38,643)     (41,698)     (49,804)
--------------------------------------------------------------------------------------------------------
Total net expenses                                                     649,424    1,369,357      225,883
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,521,780    6,614,360    1,105,106
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                                 (7,600)   1,117,652       46,410
  Futures contracts                                                    (62,369)    (122,135)     (22,109)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (69,969)     995,517       24,301
Net change in unrealized appreciation (depreciation) on
  investments                                                        3,591,427    7,566,987    1,318,254
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       3,521,458    8,562,504    1,342,555
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $7,043,238  $15,176,864   $2,447,661
--------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  51

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                             RIVERSOURCE
                                                                      CALIFORNIA TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2010  AUG. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  3,521,780   $  7,304,681
Net realized gain (loss) on investments                                     (69,969)      (934,821)
Net change in unrealized appreciation (depreciation) on
  investments                                                             3,591,427     (1,875,989)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           7,043,238      4,493,871
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (3,398,263)    (7,049,353)
    Class B                                                                 (48,958)      (149,044)
    Class C                                                                 (55,008)       (93,719)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (3,502,229)    (7,292,116)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          5,986,971     19,923,096
  Class B shares                                                             73,039        443,125
  Class C shares                                                            929,210        472,755
Reinvestment of distributions at net asset value
  Class A shares                                                          2,404,604      4,800,389
  Class B shares                                                             40,264        124,705
  Class C shares                                                             46,995         77,165
Conversions from Class B to Class A
  Class A shares                                                                 --      1,139,538
  Class B shares                                                                 --     (1,139,538)
Payments for redemptions
  Class A shares                                                        (20,134,785)   (38,756,535)
  Class B shares                                                           (312,193)    (1,267,870)
  Class C shares                                                           (479,082)      (698,645)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               (11,444,977)   (14,881,815)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (7,903,968)   (17,680,060)
Net assets at beginning of period                                       161,914,009    179,594,069
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $154,010,041   $161,914,009
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     75,942   $     56,391
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                                             RIVERSOURCE
                                                                      MINNESOTA TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2010  AUG. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  6,614,360   $ 12,926,170
Net realized gain (loss) on investments                                     995,517        909,145
Net change in unrealized appreciation (depreciation) on
  investments                                                             7,566,987      1,703,901
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          15,176,864     15,539,216
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,192,763)   (12,286,856)
    Class B                                                                (150,756)      (461,961)
    Class C                                                                (239,591)      (334,186)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (6,583,110)   (13,083,003)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         19,610,557     41,948,263
  Class B shares                                                            279,514      1,076,993
  Class C shares                                                          4,430,422      4,828,068
Reinvestment of distributions at net asset value
  Class A shares                                                          5,150,167     10,050,436
  Class B shares                                                            131,757        407,559
  Class C shares                                                            204,752        292,939
Conversions from Class B to Class A
  Class A shares                                                                 --      3,807,793
  Class B shares                                                                 --     (3,807,793)
Payments for redemptions
  Class A shares                                                        (22,548,988)   (45,969,582)
  Class B shares                                                           (579,347)    (2,591,129)
  Class C shares                                                           (792,067)    (1,143,172)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                 5,886,767      8,900,375
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  14,480,521     11,356,588
Net assets at beginning of period                                       323,087,264    311,730,676
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $337,567,785   $323,087,264
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    130,787   $     99,537
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                                             RIVERSOURCE
                                                                       NEW YORK TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2010  AUG. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $ 1,105,106    $ 2,283,385
Net realized gain (loss) on investments                                      24,301       (739,903)
Net change in unrealized appreciation (depreciation) on
  investments                                                             1,318,254        702,309
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           2,447,661      2,245,791
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,050,860)    (2,138,780)
    Class B                                                                 (34,943)      (113,911)
    Class C                                                                 (16,251)       (26,205)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,102,054)    (2,278,896)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          1,287,391      6,574,142
  Class B shares                                                            128,254        259,408
  Class C shares                                                            168,488        322,075
Reinvestment of distributions at net asset value
  Class A shares                                                            868,376      1,749,901
  Class B shares                                                             29,432         95,703
  Class C shares                                                             14,802         24,460
Conversions from Class B to Class A                                               .
  Class A shares                                                                 --      1,435,523
  Class B shares                                                                 --     (1,435,523)
Payments for redemptions
  Class A shares                                                         (4,707,637)    (9,315,791)
  Class B shares                                                           (164,043)      (350,063)
  Class C shares                                                           (134,147)      (140,906)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (2,509,084)      (781,071)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (1,163,477)      (814,176)
Net assets at beginning of period                                        55,978,905     56,793,081
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $54,815,428    $55,978,905
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $    23,416    $    20,364
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. RiverSource California Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS A                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.85           $4.90      $5.03      $5.16       $5.06       $5.27      $5.11
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .11             .21        .20        .20         .03         .19        .20
Net gains (losses) (both realized and
 unrealized)                                        .11            (.05)      (.09)      (.13)        .10        (.15)       .23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .22             .16        .11        .07         .13         .04        .43
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.11)           (.21)      (.20)      (.20)       (.03)       (.19)      (.20)
Distributions from realized gains                    --              --       (.04)        --          --        (.06)      (.07)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.11)           (.21)      (.24)      (.20)       (.03)       (.25)      (.27)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.96           $4.85      $4.90      $5.03       $5.16       $5.06      $5.27
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.51%           3.59%      2.13%      1.35%       2.63%        .81%      8.53%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A            .86%       .87%       .88%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d),(e)                                N/A            .82%       .80%       .80%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)              .84%(f)         .83%       .86%       .87%        .87%(f)     .88%       .86%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(d),(e)                                   .79%(f)         .79%       .79%       .79%        .79%(f)     .81%       .86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      4.46%(f)        4.54%      4.01%      3.89%       3.81%(f)    3.69%      3.71%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                         $148            $157       $172       $164        $170        $171       $190
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             15%             49%        49%        62%          7%         20%        28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource California Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS B                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.85           $4.90      $5.03      $5.16       $5.06       $5.27      $5.11
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .09             .18        .16        .16         .03         .15        .16
Net gains (losses) (both realized and
 unrealized)                                        .10            (.06)      (.09)      (.13)        .10        (.15)       .23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .19             .12        .07        .03         .13          --        .39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.09)           (.17)      (.16)      (.16)       (.03)       (.15)      (.16)
Distributions from realized gains                    --              --       (.04)        --          --        (.06)      (.07)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.09)           (.17)      (.20)      (.16)       (.03)       (.21)      (.23)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.95           $4.85      $4.90      $5.03       $5.16       $5.06      $5.27
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      3.92%           2.81%      1.37%       .59%       2.50%        .05%      7.72%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.61%      1.62%      1.63%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d),(e)                                N/A           1.57%      1.55%      1.55%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.59%(f)        1.58%      1.61%      1.62%       1.62%(f)    1.63%      1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(d),(e)                                  1.54%(f)        1.54%      1.54%      1.54%       1.55%(f)    1.57%      1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.70%(f)        3.78%      3.27%      3.12%       3.01%(f)    2.92%      2.95%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $3              $3         $5         $6          $9         $11        $16
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             15%             49%        49%        62%          7%         20%        28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
56  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS C                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.85           $4.91      $5.04      $5.17       $5.07       $5.28      $5.12
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .09             .18        .16        .16         .03         .15        .16
Net gains (losses) (both realized and
 unrealized)                                        .11            (.07)      (.09)      (.13)        .10        (.15)       .23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .20             .11        .07        .03         .13          --        .39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.09)           (.17)      (.16)      (.16)       (.03)       (.15)      (.16)
Distributions from realized gains                    --              --       (.04)        --          --        (.06)      (.07)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.09)           (.17)      (.20)      (.16)       (.03)       (.21)      (.23)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.96           $4.85      $4.91      $5.04       $5.17       $5.07      $5.28
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.13%           2.60%      1.38%       .60%       2.50%        .06%      7.71%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.61%      1.62%      1.63%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d),(e)                                N/A           1.57%      1.55%      1.55%         N/A         N/A        N/A
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.59%(f)        1.58%      1.61%      1.62%       1.63%(f)    1.64%      1.62%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(d),(e)                                  1.54%(f)        1.54%      1.54%      1.54%       1.55%(f)    1.58%      1.62%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.69%(f)        3.78%      3.18%      3.13%       3.05%(f)    2.93%      2.94%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $3              $3         $3         $2          $2          $2         $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             15%             49%        49%        62%          7%         20%        28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource California Tax-Exempt Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006. Effective Aug. 31, 2006, the Fund's fiscal year end was changed from June 30 to Aug. 31.
(b) In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.
(f) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
58  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS A                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $5.16           $5.11      $5.14      $5.27       $5.17       $5.35      $5.20
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .11             .21        .21        .19         .03         .18        .18
Net gains (losses) (both realized and
 unrealized)                                        .14             .05       (.03)      (.13)        .10        (.17)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .25             .26        .18        .06         .13         .01        .35
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.11)           (.21)      (.21)      (.19)       (.03)       (.18)      (.18)
Distributions from realized gains                    --              --         --         --          --        (.01)      (.02)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.11)           (.21)      (.21)      (.19)       (.03)       (.19)      (.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $5.30           $5.16      $5.11      $5.14       $5.27       $5.17      $5.35
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.80%           5.50%      3.50%      1.26%       2.56%        .29%      6.73%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A            .88%       .99%      1.05%       1.06%(d)    1.01%       .95%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A            .84%       .95%(f)    .99%        .98%(d)     .96%       .95%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)              .82%(d)         .83%       .83%       .85%        .87%(d)     .86%       .85%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                       .79%(d)         .79%       .79%(f)    .79%        .79%(d)     .81%       .85%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      4.13%(d)        4.31%      4.05%      3.70%       3.60%(d)    3.52%      3.37%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                         $312            $301       $289       $288        $309        $303       $341
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             10%             33%        23%        26%          3%         13%        15%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS B                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $5.16           $5.12      $5.15      $5.27       $5.17       $5.35      $5.20
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .09             .18        .17        .15         .03         .14        .14
Net gains (losses) (both realized and
 unrealized)                                        .14             .04       (.03)      (.11)        .10        (.17)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .23             .22        .14        .04         .13        (.03)       .31
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.09)           (.18)      (.17)      (.16)       (.03)       (.14)      (.14)
Distributions from realized gains                    --              --         --         --          --        (.01)      (.02)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.09)           (.18)      (.17)      (.16)       (.03)       (.15)      (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $5.30           $5.16      $5.12      $5.15       $5.27       $5.17      $5.35
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.41%           4.50%      2.72%       .70%       2.42%       (.47%)     5.94%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE DAILY NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.63%      1.75%      1.80%       1.81%(d)    1.77%      1.70%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A           1.59%      1.70%(f)   1.75%       1.74%(d)    1.72%      1.70%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.57%(d)        1.58%      1.59%      1.60%       1.62%(d)    1.62%      1.60%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                      1.55%(d)        1.54%      1.54%(f)   1.55%       1.55%(d)    1.57%      1.60%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.38%(d)        3.56%      3.29%      2.93%       2.81%(d)    2.75%      2.62%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $9              $9        $14        $20         $29         $34        $49
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             10%             33%        23%        26%          3%         13%        15%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
60  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS C                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $5.16           $5.12      $5.15      $5.27       $5.17       $5.35      $5.20
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .09             .18        .17        .15         .03         .14        .14
Net gains (losses) (both realized and
 unrealized)                                        .14             .04       (.03)      (.11)        .10        (.17)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .23             .22        .14        .04         .13        (.03)       .31
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.09)           (.18)      (.17)      (.16)       (.03)       (.14)      (.14)
Distributions from realized gains                    --              --         --         --          --        (.01)      (.02)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.09)           (.18)      (.17)      (.16)       (.03)       (.15)      (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $5.30           $5.16      $5.12      $5.15       $5.27       $5.17      $5.35
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.41%           4.51%      2.72%       .70%       2.42%       (.47%)     5.94%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.63%      1.75%      1.80%       1.82%(d)    1.77%      1.71%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A           1.59%      1.70%(f)   1.75%       1.74%(d)    1.72%      1.71%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.57%(d)        1.58%      1.59%      1.60%       1.63%(d)    1.62%      1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                      1.54%(d)        1.54%      1.54%(f)   1.55%       1.55%(d)    1.57%      1.61%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.38%(d)        3.55%      3.29%      2.94%       2.84%(d)    2.76%      2.62%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                          $17             $13         $8         $7          $8          $8         $9
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             10%             33%        23%        26%          3%         13%        15%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006. Effective Aug. 31, 2006, the Fund's fiscal year end was changed from June 30 to Aug. 31.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
62  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED JULY 31,                       30,
CLASS A                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.86           $4.85      $4.93      $5.05       $4.95       $5.18      $5.07
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .10             .20        .20        .19         .03         .19        .18
Net gains (losses) (both realized and
 unrealized)                                        .12             .01       (.07)      (.11)        .10        (.18)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .22             .21        .13        .08         .13         .01        .35
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.10)           (.20)      (.20)      (.19)       (.03)       (.19)      (.18)
Distributions from realized gains                    --              --       (.01)      (.01)         --        (.05)      (.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.10)           (.20)      (.21)      (.20)       (.03)       (.24)      (.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.98           $4.86      $4.85      $4.93       $5.05       $4.95      $5.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.55%           4.62%      2.59%      1.53%       2.67%        .20%      7.04%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.02%      1.12%      1.18%       1.20%(d)    1.13%      1.02%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A            .81%       .93%(f)   1.00%        .98%(d)     .98%       .98%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)              .97%(d)        1.00%       .98%       .97%       1.01%(d)     .96%       .92%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                       .79%(d)         .79%       .79%(f)    .79%        .79%(d)     .81%       .88%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      4.11%(d)        4.30%      4.03%      3.81%       3.77%(d)    3.75%      3.47%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                          $52             $53        $53        $58         $63         $63        $73
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              5%             34%        31%        28%          7%         17%        30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  63

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource New York Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS B                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.86           $4.85      $4.93      $5.05       $4.95       $5.18      $5.07
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .08             .17        .16        .15         .03         .15        .14
Net gains (losses) (both realized and
 unrealized)                                        .12              --       (.07)      (.11)        .10        (.18)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .20             .17        .09        .04         .13        (.03)       .31
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.08)           (.16)      (.16)      (.15)       (.03)       (.15)      (.14)
Distributions from realized gains                    --              --       (.01)      (.01)         --        (.05)      (.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.08)           (.16)      (.17)      (.16)       (.03)       (.20)      (.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.98           $4.86      $4.85      $4.93       $5.05       $4.95      $5.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      4.16%           3.83%      1.83%       .76%       2.54%       (.55%)     6.23%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.77%      1.87%      1.93%       1.95%(d)    1.88%      1.77%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A           1.56%      1.68%(f)   1.76%       1.74%(d)    1.75%      1.74%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.73%(d)        1.75%      1.73%      1.72%       1.76%(d)    1.71%      1.67%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                      1.54%(d)        1.54%      1.54%(f)   1.55%       1.55%(d)    1.58%      1.64%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.36%(d)        3.54%      3.28%      3.05%       2.98%(d)    2.98%      2.70%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $2              $2         $4         $5          $7          $8        $11
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              5%             34%        31%        28%          7%         17%        30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
64  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

                                                                                                                 YEAR ENDED JUNE
                                            SIX MONTHS ENDED                 YEAR ENDED AUG. 31,                       30,
CLASS C                                       FEB. 28, 2010       ----------------------------------------      ----------------
PER SHARE DATA                                 (UNAUDITED)         2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period              $4.86           $4.85      $4.92      $5.05       $4.95       $5.18      $5.07
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .08             .17        .16        .15         .03         .15        .14
Net gains (losses) (both realized and
 unrealized)                                        .11              --       (.06)      (.12)        .10        (.18)       .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .19             .17        .10        .03         .13        (.03)       .31
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.08)           (.16)      (.16)      (.15)       (.03)       (.15)      (.14)
Distributions from realized gains                    --              --       (.01)      (.01)         --        (.05)      (.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.08)           (.16)      (.17)      (.16)       (.03)       (.20)      (.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.97           $4.86      $4.85      $4.92       $5.05       $4.95      $5.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      3.96%           3.84%      2.04%       .56%       2.54%       (.55%)     6.23%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                                        N/A           1.77%      1.87%      1.93%       1.97%(d)    1.89%      1.78%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                                    N/A           1.56%      1.68%(f)   1.76%       1.74%(d)    1.75%      1.74%
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)             1.72%(d)        1.75%      1.73%      1.72%       1.78%(d)    1.72%      1.68%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(e)                                      1.54%(d)        1.54%      1.54%(f)   1.55%       1.55%(d)    1.58%      1.64%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      3.37%(d)        3.55%      3.28%      3.05%       3.01%(d)    2.99%      2.70%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $1              $1         $1         $1          $1          $1         $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              5%             34%        31%        28%          7%         17%        30%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  65

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource New York Tax-Exempt Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006. Effective Aug. 31, 2006, the Fund's fiscal year end was changed from June 30 to Aug. 31.
(b) In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
66  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF FEB. 28, 2010)

1. ORGANIZATION

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Funds' financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by each Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in

--------------------------------------------------------------------------------
68  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 28, 2010, RiverSource New York Tax-Exempt Fund has outstanding when-issued securities of $474,364.

INVERSE FLOATER PROGRAM TRANSACTIONS
Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust, if any, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Feb. 28, 2010, the Funds had no outstanding short-term floating rate notes.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis

--------------------------------------------------------------------------------
70  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose each Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
Each Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. Each Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, each Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Each Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, each Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At Feb. 28, 2010, the Funds had no outstanding futures contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

RiverSource California Tax-Exempt Fund
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT FEB. 28, 2010

At Feb. 28, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEB. 28, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                            $(62,369)
-----------------------------------------------------------------
Total                                              $(62,369)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                               $--
-----------------------------------------------------------------
Total                                                 $--
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
At Feb. 28, 2010, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $1.7 million for the six months ended Feb. 28, 2010.


--------------------------------------------------------------------------------
72  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT FEB. 28, 2010

At Feb. 28, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEB. 28, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Interest rate contracts                           $(122,135)
-----------------------------------------------------------------
Total                                             $(122,135)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                               $--
-----------------------------------------------------------------
Total                                                 $--
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
At Feb. 28, 2010, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $4.2 million for the six months ended Feb. 28, 2010.

RiverSource New York Tax-Exempt Fund
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT FEB. 28, 2010

At Feb. 28, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEB. 28, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                            $(22,109)
-----------------------------------------------------------------
Total                                              $(22,109)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                               $--
-----------------------------------------------------------------
Total                                                 $--
-----------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
FUTURES
At Feb. 28, 2010, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $700,000 for the six months ended Feb. 28, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% as each Fund's net assets increase. The management fee for the six months ended Feb. 28, 2010 was 0.41% of RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund's average daily net assets and 0.40% of RiverSource Minnesota Tax-Exempt Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% as each Fund's net assets increase. The fee for the six months ended Feb. 28, 2010 was 0.07% of each Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 28, 2010, other expenses paid to this company were as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
RiverSource California Tax-Exempt Fund               $  706
RiverSource Minnesota Tax-Exempt Fund                 1,406
RiverSource New York Tax-Exempt Fund                    242


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------
74  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                           CLASS B   CLASS C
----------------------------------------------------------------
RiverSource California Tax-Exempt Fund        $ 83,000  $ 32,000
RiverSource Minnesota Tax-Exempt Fund          221,000   144,000
RiverSource New York Tax-Exempt Fund            63,000    11,000


These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended Feb. 28, 2010 were as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund   $ 50,829   $  920    $334
RiverSource Minnesota Tax-Exempt Fund     296,017    1,125     526
RiverSource New York Tax-Exempt Fund       11,956      307       4


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Feb. 28, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*) were as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund      0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund       0.79     1.55     1.54
RiverSource New York Tax-Exempt Fund        0.79     1.54     1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund    $ 4,367    $144     $117
RiverSource Minnesota Tax-Exempt Fund      14,873     443      850
RiverSource New York Tax-Exempt Fund        4,682     252      105


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                  AMOUNT
------------------------------------------------------------
RiverSource California Tax-Exempt Fund               $34,015
RiverSource Minnesota Tax-Exempt Fund                 25,532
RiverSource New York Tax-Exempt Fund                  44,765


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs

--------------------------------------------------------------------------------
76  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

and fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund      0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund       0.79     1.55     1.54
RiverSource New York Tax-Exempt Fund        0.79     1.54     1.54


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

5. SECURITIES TRANSACTIONS

For the six months ended Feb. 28, 2010, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                       PURCHASES     PROCEEDS
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund    $22,884,549  $40,325,895
RiverSource Minnesota Tax-Exempt Fund      31,923,183   34,274,319
RiverSource New York Tax-Exempt Fund        2,927,378    5,854,220


Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                     CALIFORNIA TAX-EXEMPT FUND     MINNESOTA TAX-EXEMPT FUND     NEW YORK TAX-EXEMPT FUND
                    ----------------------------  ----------------------------  ----------------------------
                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                        ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                    FEB. 28, 2010  AUG. 31, 2009  FEB. 28, 2010  AUG. 31, 2009  FEB. 28, 2010  AUG. 31, 2009
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                   1,210,788      4,355,164      3,723,520      8,539,717       259,826       1,430,554
Converted from
  Class B*                    --        240,409             --        748,093            --         300,948
Reinvested
  distributions          484,818      1,037,102        976,301      2,034,376       174,878         377,970
Redeemed              (4,071,525)    (8,449,034)    (4,290,221)    (9,451,083)     (945,993)     (2,046,046)
------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          (2,375,919)    (2,816,359)       409,600      1,871,103      (511,289)         63,426
------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                     CALIFORNIA TAX-EXEMPT FUND     MINNESOTA TAX-EXEMPT FUND     NEW YORK TAX-EXEMPT FUND
                    ----------------------------  ----------------------------  ----------------------------
                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                        ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                    FEB. 28, 2010  AUG. 31, 2009  FEB. 28, 2010  AUG. 31, 2009  FEB. 28, 2010  AUG. 31, 2009
------------------------------------------------------------------------------------------------------------
CLASS B
Sold                      14,716         96,134         53,222        218,554        26,031          56,152
Reinvested
  distributions            8,121         27,005         24,968         82,625         5,928          20,715
Converted to Class
  A*                          --       (240,917)            --       (748,093)           --        (300,948)
Redeemed                 (62,850)      (277,603)      (110,152)      (527,471)      (33,056)        (76,176)
------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)             (40,013)      (395,381)       (31,962)      (974,385)       (1,097)       (300,257)
------------------------------------------------------------------------------------------------------------

CLASS C
Sold                     187,077        100,253        840,740        964,981        34,130          68,512
Reinvested
  distributions            9,473         16,658         38,818         59,157         2,981           5,278
Redeemed                 (95,592)      (152,756)      (150,363)      (234,610)      (27,083)        (30,213)
------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)             100,958        (35,845)       729,195        789,528        10,028          43,577
------------------------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility

--------------------------------------------------------------------------------
78  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


agreement, which was a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Funds had no borrowings during the six months ended Feb. 28, 2010.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, post-October losses and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2009 were as follows:

FUND                                               CARRY-OVER
-------------------------------------------------------------
RiverSource California Tax-Exempt Fund             $1,607,252
RiverSource Minnesota Tax-Exempt Fund               2,322,451
RiverSource New York Tax-Exempt Fund                  344,679


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                              2013       2014     2015     2016       2017
---------------------------------------------------------------------------------
RiverSource California Tax-
  Exempt Fund                  $       --  $     --  $   --  $359,905  $1,247,347
RiverSource Minnesota Tax-
  Exempt Fund                   1,199,755   913,006   3,601        --     206,089
RiverSource New York Tax-
  Exempt Fund                          --        --      --     3,664     341,015


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2008, and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Aug. 31, 2009, post-

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

October losses that are treated for income purposes as occurring on Sept. 1, 2009 were as follows:

FUND                                            POST-OCTOBER LOSS
-----------------------------------------------------------------
RiverSource California Tax-Exempt Fund              $1,014,807
RiverSource New York Tax-Exempt Fund                   553,244


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

9. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on each Fund's performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------
80  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
82  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT  83

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
84  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2010 SEMIANNUAL REPORT

RIVERSOURCE STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6329 AA (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 3, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 3, 2010